TAXATION (Details) ¥ in Thousands, $ in Millions		12 Months Ended
	Jan. 01, 2008	Dec. 31, 2034	Dec. 31, 2030	Dec. 31, 2026	Dec. 31, 2025	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2017	Dec. 31, 2021 CNY (¥)
TAXATION
Federal corporate income tax rate						25.00%	25.00%	25.00%	25.00%	25.00%
Deferred tax liabilities related to the cumulative undistributed earnings						¥ 68,000		¥ 68,461
Utilization and reversal of valuation allowances						53,288		108,592		¥ 111,296
Valuation allowance						1,047,994		357,198		243,141		¥ 217,124
Additional income tax deduction						¥ 125,000		¥ 184,000		¥ 107,000
Minimum
TAXATION
Federal corporate income tax rate						15.00%	15.00%
JAPAN
TAXATION
Federal corporate income tax rate						37.60%	37.60%
SWITZERLAND
TAXATION
Federal corporate income tax rate						12.00%	12.00%	10.00%	10.00%	10.00%
GERMANY
TAXATION
Federal corporate income tax rate						27.40%	27.40%
ITALY
TAXATION
Federal corporate income tax rate						27.90%	27.90%
China
TAXATION
Federal corporate income tax rate	25.00%
Dividend distribution withholding tax						10.00%	10.00%
Statutory reserves						¥ 10,330,000		¥ 11,866,000		¥ 6,635,000
Deferred tax liability reinvested earnings						¥ 516,000		593,000		¥ 663,000
China | High and New Technology Enterprise
TAXATION
Federal corporate income tax rate						15.00%	15.00%
Reduced statutory rate		15.00%
China | Forecast | Enterprise in the Encouraged Industry
TAXATION
Federal corporate income tax rate			15.00%
China | Forecast | High and New Technology Enterprise
TAXATION
Federal corporate income tax rate				15.00%
Reduced statutory rate					15.00%
HONG KONG
TAXATION
Federal corporate income tax rate						16.50%	16.50%
Dividend distribution withholding tax						5.00%	5.00%
HONG KONG | Minimum
TAXATION
Federal corporate income tax rate						25.00%	25.00%
Denmark
TAXATION
Federal corporate income tax rate						22.00%	22.00%
USA
TAXATION
Federal corporate income tax rate											21.00%
Tax credit						¥ 180,000	$ 25.0	35,000	$ 5.0
Current income tax expenses						152,000		13,000
Deferred tax asset						¥ 48,000		¥ 22,000
USA | Minimum
TAXATION
Federal corporate income tax rate											1.00%
USA | Maximum
TAXATION
Federal corporate income tax rate											12.00%
CANADA
TAXATION
Federal corporate income tax rate						15.00%	15.00%
State/Province tax rate						12.00%	12.00%
AUSTRALIA
TAXATION
Federal corporate income tax rate						30.00%	30.00%
BRAZIL
TAXATION
Federal corporate income tax rate						34.00%	34.00%
MEXICO
TAXATION
Federal corporate income tax rate						30.00%	30.00%
MALAYSIA
TAXATION
Federal corporate income tax rate						24.00%	24.00%	7.00%	7.00%
Income tax holiday, description						a five year 70% tax exemption	a five year 70% tax exemption
Preferential Income Tax Rate						24.00%	24.00%
MALAYSIA | Xinjiang Jinko Solar Co., Ltd. ("Xinjiang Jinko")
TAXATION
Income tax holiday, description						tax exemption	tax exemption
ARGENTINA
TAXATION
Federal corporate income tax rate						15.00%	15.00%
KOREA
TAXATION
Federal corporate income tax rate						10.00%	10.00%	23.10%	23.10%	10.00%
Vietnam
TAXATION
Federal corporate income tax rate						0.00%	0.00%
Income tax holiday, description						100% tax exemption for 4 years	100% tax exemption for 4 years